Income Taxes (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before income taxes	$ 2,431,712	$ 702,786	$ 815,961
Income tax expense on income before income taxes	510,660	147,585	171,352
Tax effect of: State income taxes	2,564	5,239	5,749
Tax effect of: Tax exempt net investment income	(4,065)	(4,715)	(4,602)
Tax effect of: Tax rate differential on net operating loss carryback	0	0	(30,041)
Tax effect of: Other	1,976	1,654	2,043
Total income tax expense included in consolidated statements of operations	$ 511,135	$ 149,763	$ 144,501
Effective tax rate	21.00%	21.30%	17.70%
Statutory federal income tax rate	21.00%	21.00%	21.00%
Effective statutory tax rate used for net operating loss carryback			35.00%